LIBERTY GLOBAL YOUNG INVESTOR FUND

                  SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                                 DATED NOVEMBER 15, 2000


The Fund's Statement of Additional Information is amended as follows:

1. By consent of the Sole Shareholder of the Fund, each of Douglas A. Hacker, Janet Langford Kelly, Charles R. Nelson and Thomas C. Theobald was elected as a new trustee of Liberty Funds Trust V ("the Trust"), effective December 27, 2000. Set forth below is information on each of the new trustees.


Name and Address                Age     Position with Trust  Principal Occupation During Past Five Years
----------------                ---     -------------------  -------------------------------------------

Douglas A. Hacker               43      Trustee              Executive Vice President and Chief Financial Officer of
P.O. Box 66100                                               UAL, Inc. (airline) since July, 1999; Senior Vice
Chicago, IL 60666                                            President and Chief Financial Officer of UAL, Inc. prior
                                                             thereto.

Janet Langford Kelly            41      Trustee              Executive Vice President-Corporate Development, General
One Kellogg Square                                           Counsel, and Secretary, Kellogg Company (food, beverage
Battle Creek, MI 49016                                       and tobacco manufacturer), since September, 1999; Senior
                                                             Vice President, Secretary and General Counsel, Sara Lee
                                                             Corporation (branded, packaged, consumer-products
                                                             manufacturer) prior thereto.

Charles R. Nelson               57      Trustee              Van Voorhis Professor, Department of Economics,
Department of Economics                                      University of Washington; consultant on economic and
University of Washington                                     statistical matters.
Seattle, WA 98195

Thomas C. Theobald              62      Trustee              Managing Director, William Blair Capital Partners
Suite 1300                                                   (private equity investing) since 1994; (formerly Chief
222 West Adams Street                                        Executive Officer and Chairman of the Board of Directors,
Chicago, IL 60606                                            Continental Bank Corporation); Director of Xerox
                                                             Corporation (business products and services), Anixter
                                                             International (network support equipment distributor),
                                                             Jones Lang LaSalle (real estate management services)
                                                             and MONY Group (life insurance).


The Board of Trustees consists of these four new trustees as well as the current trustees, Ms. Verville and Messrs. Lowry, Macera, Mayer, Neuhauser, Palombo and Stitzel. Ms. Collins and Messrs. Bleasdale, Grinnell and Moody retired on December 27, 2000. The Fund does not currently provide pension or retirement plan benefits to the Trustees.

The following table sets forth the compensation paid to Ms. Kelly and Messrs. Hacker, Nelson and Theobald in their capacities as Trustees of the Stein Roe Funds Complex1:


                                        Total Compensation From the Stein Roe Funds Complex Paid to the
  Trustee                                    Trustees for the Calendar Year Ended December 31, 2000
  -------                                    ------------------------------------------------------

  Douglas A. Hacker                                                 $ 98,100
  Janet Langford Kelly                                                93,600
  Charles R. Nelson                                                   98,100
  Thomas C. Theobald                                                  98,100



2.       The following persons were elected as officers of the Trust by the
         Trustees:


  Name and Age                  Position with Trust   Principal Occupation During Past Five Years
  ------------                  -------------------   -------------------------------------------

  J. Kevin Connaughton (36)     Treasurer             Treasurer of the Liberty Funds and of the Liberty
                                                      All-Star Funds since December, 2000 (formerly
                                                      Controller of the Liberty Funds and Liberty All-Star
                                                      Funds from February, 1998 to October, 2000); Treasurer
                                                      of the Stein Roe Funds Complex since February, 2001
                                                      (formerly Controller of the Stein Roe Funds Complex
                                                      from May, 2000 to February, 2001); Vice President of
                                                      Colonial Management Associates, Inc. (CMA) since
                                                      February, 1998 (formerly Senior Tax Manager, Coopers &
                                                      Lybrand, LLP from April, 1996 to January, 1998; Vice
                                                      President, 440 Financial Group/First Data Investor
                                                      Services Group from March, 1994 to April, 1996).

  Michael G. Clarke (31)        Controller            Controller of the Liberty Funds and of the Liberty
                                                      All-Star Funds since December, 2000; Assistant Vice
                                                      President of CMA since August, 1999; Assistant
                                                      Treasurer of the Stein Roe Funds Complex since
                                                      February, 2001; Assistant Vice President of Liberty
                                                      Funds Group since April, 2000 (formerly Audit Manager
                                                      from May, 1997 to August, 1999, Audit Senior
                                                      Accountant from September, 1995 to May, 1997 and Audit
                                                      Staff Accountant from September, 1993 to September,
                                                      1995 of Deloitte & Touche LLP).


--------
1 As of November 30, 2000, the Stein Roe Funds Complex consisted of the Liberty Floating Rate Fund, the Stein Roe Floating Rate Limited Liability Company, Liberty-Stein Roe Institutional Floating Rate Income Fund, and the following open-end mutual funds: four series of Liberty-Stein Roe Funds Income Trust, four series of Liberty-Stein Roe Funds Municipal Trust, 12 series of Liberty-Stein Roe Funds Investment Trust, four series of Liberty-Stein Roe Advisor Trust, one series of Stein Roe Trust, 12 portfolios of SR&F Base Trust, and five series of Stein Roe Variable Investment Trust.

754-35/945E-0201                                               February 23, 2001